WASATCH FUNDS TRUST

Supplement dated October 21, 2025 to the

Prospectus dated October 1, 2025

	Investor Class	Institutional Class
Wasatch Global Small Cap Value Fund™	WACVX	WGCVX
Wasatch International Small Cap Value Fund™	WASVX	WGSVX

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Prospectus (the “Prospectus”) for Investor Class and Institutional Class shares dated October 1, 2025. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective immediately, the section entitled “Investment Minimums – Institutional Class” on page 40 shall be amended to delete and replace the last sentence of the paragraph with the following:

Institutional Class Shares are also available for purchase, with no minimum initial investment, by current and former trustees/directors and officers of any Wasatch Fund, and their immediate family members (as defined in the SAI), current officers and current and former directors of the Advisor and its affiliates, and their immediate family members, full-time and retired employees of the Advisor and its affiliates, and their immediate family members, for accounts opened by qualified retirement or profit sharing plans held through third party service providers or record keepers and by Fund liquidity service providers and/or certain broker-dealers who facilitate in-kind transactions to provide an alternative liquidity source or other transactional benefits.

Effective immediately, the fourteenth bullet of the section entitled “Wasatch Funds-Account Policies-Selling (Redeeming Shares)” on page 46 is hereby deleted in its entirety and replaced with the following:

•

The Funds generally pay redemptions in cash and have filed a notice with the Securities and Exchange Commission (SEC) of their intent to pay redemptions up to certain amounts in cash; however, the Funds reserve the right to redeem all or a portion of a redemption request with the securities or other Fund assets, if it is determined to be in the interests of the Funds to do so. The Funds also may redeem shares in-kind with a liquidity service provider or other third party who facilitate in-kind transactions designed to provide an alternative liquidity source or other transaction benefits to the Funds. Unless requested by a shareholder (including pursuant to a standing automatic request for redemption from the liquidity service provider or such third party), each Fund generally expects to limit the use of redemptions in-kind to stressed market conditions or other extraordinary circumstances. Primary drivers for the Funds to elect to redeem shares on an in-kind basis are the amount of redemptions (i.e., larger redemptions are more likely to be redeemed in-kind) as well as other market stresses (certain market stresses could reduce the liquidity of Fund investments which may increase the likelihood of a redemption on an in-kind basis). A Fund may decline a shareholder’s request to receive redemption proceeds in-kind. For any redemption in-kind to a non-affiliated shareholder, including the liquidity service provider, the Fund may distribute securities pro rata or as selected by the Advisor consistent with its fiduciary duties. Any redemption in-kind to an affiliated shareholder is subject to certain conditions designed to comply with SEC guidance. Securities distributed in a redemption in-kind will be valued pursuant to a Fund’s valuation procedures. Any difference between the redemption value of the distributed securities and the value of the redeemed Fund shares will be settled in cash. Shareholders who receive securities or other assets from an in-kind distribution will likely incur a brokerage charge on the sale of such securities through a broker as well as taxes on any capital gains from that sale. Until they are sold, any securities or other assets distributed to the shareholder will be subject to market risk until they are sold.

Effective immediately, the fourteenth bullet of the section entitled “Wasatch Funds-Account Policies-Redemption Fee” on page 47 is hereby deleted in its entirety and replaced with the following:

•	The redemption fee does not apply in the event of a back office correction resulting in a redemption made to an account to provide the shareholder with the intended transaction.

Effective immediately, the following bullet is added to the section entitled “Wasatch Funds-Account Policies-Redemption Fee” on page 47:

•

The redemption fee does not apply to shares redeemed in cash or in-kind due to the Funds’ participation in a liquidity program or custom liquidity transaction designed to provide an alternative liquidity source or other transactional benefit to the Funds.

WASATCH FUNDS TRUST

Supplement dated October 21, 2025 to the

Statement of Additional Information dated October 1, 2025

	Investor Class	Institutional Class
Wasatch Global Small Cap Value Fund™	WACVX	WGCVX
Wasatch International Small Cap Value Fund™	WASVX	WGSVX

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (the “SAI”) for Investor Class and Institutional Class shares dated October 1, 2025. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective immediately, the following disclosure is added prior to the paragraph entitled “Repurchase Agreements” in the section entitled “INVESTMENT STRATEGIES AND RISKS” on page 32 of the SAI:

ReFlow Liquidity Program. The Funds may participate in the ReFlow, LLC (“ReFlow”) liquidity program (“Program”), which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the Program, ReFlow provides participating mutual funds (such as the Funds) with a source of cash to meet net shareholder redemptions on days on which participating mutual funds participate in the daily liquidity auction conducted by ReFlow in connection with the Program by ReFlow agreeing to purchase shares of the winning mutual funds each business day up to the value of the net shares redeemed by other shareholders that are to settle the next business day. If ReFlow has insufficient cash to purchase the full amount requested by a Fund to meet shareholder redemptions, ReFlow will purchase shares of the Fund and other participating mutual funds based on descending order of fee bid on a pro rata basis. A Fund is not guaranteed to receive cash from ReFlow on any given day as allocation of ReFlow’s cash is based on the results of ReFlow’s daily auction process among participating mutual funds. Following purchases of a Fund’s shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow or at other times at ReFlow’s or the Advisor’s discretion. While ReFlow holds a Fund’s shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 14 basis points (which is subject to change) of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of the Fund and its shareholders. ReFlow’s purchases of a Fund’s shares through the Program are made on an investment-blind basis without regard to a Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will not be subject to the Funds’ investment minimums, or the redemption fee of 2% generally imposed by the Funds. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in-kind in accordance with the Funds’ policy on purchases and redemptions in-kind. The Board of Trustees has approved the Funds’ participation in the ReFlow Program. The Advisor believes that the Program may assist in stabilizing each Fund’s net assets to the benefit of the Fund and its shareholders, although there is no guarantee that the Program will do so. To the extent the Fund’s net assets do not decline, the Advisor may also benefit. From time to time ReFlow may pledge fund shares as collateral in connection with its borrowings from third-party lenders.

Effective immediately, the second bullet in the section “Disclosure of Portfolio Holdings-General Policy” in the section entitled “FUND RESTRICTIONS AND POLICIES” on page 41 of the SAI is hereby deleted in its entirety and replaced with the following:

•

Disclosure to Service Providers. Client-specific holdings information may be released to clients and their authorized service providers upon request. Nothing contained in the Disclosure Policies is intended to prevent disclosure of portfolio holding information to the Advisor’s and Funds’ service providers who generally need access to such information in the performance of their contractual duties and responsibilities, such as banks, data service providers, proxy voting services, trading software, custodians, fund accountants, administrators, liquidity program providers, independent auditors, attorneys, writers, and each of their respective affiliates, provided that they are subject to duties of confidentiality imposed by law and/or contract (the “Service Providers”). As of September 30, 2025, the Funds’ service providers were the Advisor, Hoisington Investment Management Company (subadviser), State Street Bank and Trust Company (custodian, fund accountant and administrator), ALPS Distributors, Inc. (distributor), UMB Fund Services, Inc. (transfer agent), PricewaterhouseCoopers LLP (independent registered public accounting firm), Chapman and Cutler LLP (independent counsel), Institutional Shareholder Services (pricing vendor) and Interactive Data Corporation (corporate actions processing vendor), Segal Marco Advisors, FactSet Research (data research provider) Bloomberg LP (data research provider), Institutional Shareholder Services, IDC Vantage, FundApps, InsiderScore, William O’Neil, AlphaSense, and ReFlow, LLC. The frequency of disclosure to and between the Service Providers varies and may be as frequent as daily, with no lag.

Effective immediately, the last bullet in the section “Disclosure of Portfolio Holdings-General Policy” in the section entitled “FUND RESTRICTIONS AND POLICIES” on page 42 of the SAI is hereby deleted in its entirety and replaced with the following:

•

Disclosure of Individual Portfolio Holdings. Certain research analysts and other senior officers or spokespersons of the Advisor or Funds may disclose or confirm the ownership of any individual portfolio holding position in materials prepared for Fund shareholders (such as “Manager’s Comments”), media interviews and meetings with shareholders, consultants and any interested parties; provided that the aggregate position size is not disclosed. Research analysts may disclose or confirm the ownership, including the aggregate position size of any individual portfolio holding without delay to management of the company owned, provided that management gives assurance that the information will be used for internal purposes only and not otherwise disclosed. Wasatch’s trading or research departments may disclose information about individual holdings without a delay to the Funds’ liquidity program service providers or third parties who: (a) facilitate in-kind transactions designed to provide an alternative liquidity source or other transactional benefits to the Funds, and (b) who have signed a written non-disclosure agreement.

Effective immediately, the eighth paragraph in the section entitled “PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED” on page 62 of the SAI is hereby deleted in its entirety and replaced with the following:

The redemption fee does not apply: (i) to shares that were acquired through reinvestment of dividends and/or capital gains; (ii) to shares redeemed through the Systematic Withdrawal Plan established directly with the Transfer Agent; (iii) or in the event of any involuntary redemption and/or exchange transactions (including those required by law or regulation, a regulatory agency, a court order, or as a result of the liquidation of a Fund by the Board of Trustees); (iv) to shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; (v) to shares redeemed from a shareholder account for which the identity of the shareholder, for purposes of complying with anti-money laundering (“AML”) laws, could not be determined within a reasonable time after the account was opened; (vi) to shares redeemed through an automatic, nondiscretionary rebalancing or asset allocation program; (vii) to shares redeemed due to a disability as defined by the IRS requirements; (viii) to shares redeemed due to death for shares transferred from a decedent’s account to a beneficiary’s account; (ix) in the event of a back office correction resulting in a redemption made to an account to provide a shareholder with the intended transaction; (x) to shares redeemed in a distribution due to a hardship as defined by the IRS; (xi) in the event of the following transactions: a distribution taken from a defined contribution terminated employee account, a plan distribution of non-vested participant balance in a defined contribution account, a distribution taken from a defined contribution plan to provide a participant with a loan against the account, or an amount contributed to a defined contribution plan exceeding the maximum annual contribution limit; (xii) to shares redeemed in cash or in-kind due to the Funds’ participation in a liquidity program or custom liquidity transaction designed to provide an alternative liquidity source or other transactional benefit to the Funds; and (xiv) to shares gifted from one shareholder account to another shareholder account, assuming the age of the gifted shares is greater than 60 days.

The redemption fee may be waived for certain wrap accounts and for omnibus accounts held by financial intermediaries with systems that are unable to assess the redemption fee and certain employer-sponsored retirement accounts (including certain 401(k) and other types of defined contribution or employee benefit plans). The redemption fee may be waived by the Funds’ officers in any case where the nature of the transaction or circumstances do not pose the risks that the Board of Trustees’ policies and procedures to prevent market timing are designed to mitigate. All waivers provided by the Funds’ officers will be disclosed to the Funds’ Board of Trustees at its next regularly scheduled quarterly meeting. The Funds reserve the right to modify or eliminate the redemption fee or waivers at any time.

Effective immediately, the sixteenth paragraph in the section entitled “PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED” on page 64 of the SAI is hereby deleted in its entirety and replaced with the following:

The Funds also generally intend to pay redemption proceeds in excess of such lesser amount in cash, but reserve the right to pay such excess amount in kind, if it is deemed in the best interest of the Funds to do so. Subject to the above election under Rule 18f-1, the Funds have reserved the right to redeem securities in-kind. Unless requested by a shareholder (including pursuant to a standing automatic request for redemption from a liquidity service provider or third party who facilitate in-kind transactions designed to provide an alternative liquidity source or other transactional benefits to the Funds), each Fund generally expects to limit the use of redemptions in-kind to stressed market conditions or other extraordinary circumstances but reserves the right to do so at any time, consistent with Rule 18f-1. Primary drivers for the Funds to elect to redeem shares on an in-kind basis are the amount of redemptions (i.e., larger redemptions are more likely to be redeemed in-kind) as well as market stresses (certain market stresses could reduce the liquidity of Fund investments which may increase the likelihood of a redemption on an in-kind basis). In addition, the Funds may redeem in-kind shares held by a liquidity service provider and/or certain broker-dealers who facilitate in-kind redemptions to provide an alternative source of liquidity or provide other transaction benefits thereby helping to provide more effective portfolio management. See, e.g., ReFlow Liquidity Program above for additional information. In-kind redemptions with any affiliated shareholders are subject to various conditions designed to comply with certain applicable SEC guidance, including the redeeming shareholder receiving a proportionate distribution of each security held by the respective Fund, subject to certain exceptions. For any in-kind redemption to an unaffiliated shareholder, including the liquidity service provider, the Fund may distribute securities pro rata or as selected by the Advisor consistent with its fiduciary duty. A Fund may decline a shareholder’s request to receive redemption proceeds in-kind. All requests for redemptions in-kind must be in good order. Provided the redemption request is received by the Fund not later than 12:00 p.m. (Eastern Time) on the day of the redemption, the Fund may, in its discretion, if requested by a redeeming shareholder, provide the redeeming shareholders with an estimate of the securities to be distributed. In this regard, subject to compliance with the Funds’ releasing portfolio holdings policy including execution of a non-disclosure agreement, the Funds will disclose certain portfolio holdings to the liquidity service provider or certain broker-dealers who facilitate the in-kind redemptions. Any shortfall in the value of securities distributed and the value of Fund shares redeemed shall be made up in cash. Investors receiving an in-kind distribution are advised that they will likely incur a brokerage charge on the sale of such securities through a broker as well as taxes on any capital gains from that sale. Until they are sold, any securities or other assets distributed to the shareholder as part of a redemption in-kind may be subject to market risk. The values of portfolio securities distributed in-kind will be the values used for the purpose of calculating the per share net asset value used in valuing the Funds’ shares tendered for redemption.